Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (268,718)	$ (165,910)	$ (303,823)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(10,241)	(10,421)	(15,909)
Tender Offer - Redemption of preferred stock Series G and H including $972 and $5,063 of undeclared preferred dividend cancelled for the year ended December 31, 2017 and December 31, 2016, respectively	0	1,033	46,627
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (278,959)	$ (175,298)	$ (273,105)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders - adjusted weighted shares	11,958,959	11,667,346	10,736,678
Basic and diluted net loss per share attributable to Navios Holdings stockholders	$ (23.33)	$ (15.02)	$ (25.44)